Offerings - Offering: 1	Nov. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	21,658,000
Maximum Aggregate Offering Price	$ 272,391,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 37,617.20
Rule 457(f)	true
Amount of Securities Received | shares	8,330,000
Value of Securities Received, Per Share	32.70
Value of Securities Received	$ 272,391,000.00
Fee Note MAOP	$ 272,391,000.00
Offering Note	(1) Represents an estimate of the maximum number of common shares, without par value, of Farmers National Banc Corp. ("Farmers") estimated to be issuable upon completion of the merger described herein. This number is based on the number of common shares, without par value, of Middlefield Banc Corp. ("Middlefield") outstanding and reserved for issuance as of November 18, 2025, including outstanding Middlefield equity awards, and an exchange ratio of 2.6 shares of Farmers common shares for each such Middlefield common share. (2) Pursuant to Rule 457(c) and (f)(1) under the Securities Act, and estimated solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price was calculated as the product of (i) $32.70, the average of the high and low prices per common share of Middlefield as reported on The NASDAQ Capital Market on November 18, 2025 (within five business days prior to the date of this Registration Statement), and (ii) 8,330,000, the estimated number of common shares of Middlefield that may be exchanged in the merger, including outstanding Middlefield equity awards. (3) Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by .00013810.